Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		$ 100,708	[1]	$ 101,548	[1]	$ 100,404
Profit (loss) for the year	[1]	(20,729)		4,190		9,578
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(2,187)		2,416		(3,787)
Cash flow hedges and costs of hedging (including reclassifications)		91		55		(179)
Share of items relating to equity-accounted entities, net of tax	[2]	312		82		417
Other		71		(64)		7
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		65		171		1,599
Costs of hedges that will subsequently be transferred to the balance sheet		7		(3)		(37)
Total comprehensive income		(22,370)	[2]	6,847	[2]	7,598	[1]
Dividends	[1],[3]	(6,605)		(7,142)		(6,869)
Cash flow hedges transferred to the balance sheet, net of tax		6	[1]	23	[1]	26
Repurchase of ordinary share capital	[1]	(776)		(1,511)		(355)
Share-based payments, net of tax	[1]	726		719		703
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1,341		5		14
Issue of perpetual hybrid bonds		11,861
Payments on issue of perpetual hybrid bonds		(89)
Tax on issue of perpetual hybrid bonds		3
Transactions involving non-controlling interests, net of tax	[1]	763		549		207
Equity outstanding, end of period	[1]	85,568		100,708		101,548
Proceeds from disposals of fixed assets		491		500		940
Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			101,218		100,224
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					101,218
UNITED KINGDOM
Items that will not be reclassified to profit or loss
Proceeds from disposals of fixed assets		500
NEW ZEALAND
Items that will not be reclassified to profit or loss
Proceeds from disposals of fixed assets		200
Share Capital And Capital Reserve [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		46,525	[1]	46,352	[1]	46,122
Items that will not be reclassified to profit or loss
Dividends		0		0		0
Repurchase of ordinary share capital		0		0
Share-based payments, net of tax		176	[1]	173	[1]	230
Equity outstanding, end of period	[1]	46,701		46,525		46,352
Share Capital And Capital Reserve [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			46,352		46,122
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					46,352
Issued capital [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		5,404		5,402		5,343
Items that will not be reclassified to profit or loss
Dividends		0		52		49
Repurchase of ordinary share capital		(30)		(59)		(13)
Share-based payments, net of tax		9		9		23
Equity outstanding, end of period		5,383		5,404		5,402
Issued capital [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period				5,402		5,343
Items that will not be reclassified to profit or loss
Equity outstanding, end of period						5,402
Share premium [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		12,417		12,305		12,147
Items that will not be reclassified to profit or loss
Dividends		0		(52)		(49)
Share-based payments, net of tax		167		164		207
Equity outstanding, end of period		12,584		12,417		12,305
Share premium [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period				12,305		12,147
Items that will not be reclassified to profit or loss
Equity outstanding, end of period						12,305
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		1,498		1,439		1,426
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		30		59		13
Equity outstanding, end of period		1,528		1,498		1,439
Capital redemption reserve [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period				1,439		1,426
Items that will not be reclassified to profit or loss
Equity outstanding, end of period						1,439
Merger reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206		27,206		27,206
Items that will not be reclassified to profit or loss
Equity outstanding, end of period		27,206		27,206		27,206
Merger reserve [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period				27,206		27,206
Items that will not be reclassified to profit or loss
Equity outstanding, end of period						27,206
Treasury shares [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(14,412)	[1]	(15,767)	[1]	(16,958)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	1,188		1,355		1,191
Equity outstanding, end of period	[1]	(13,224)		(14,412)		(15,767)
Treasury shares [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			(15,767)		(16,958)
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					(15,767)
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(6,495)	[1]	(8,902)	[1]	(5,156)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(2,224)		2,407		(3,746)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	(2,224)		2,407		(3,746)
Equity outstanding, end of period	[1]	(8,719)		(6,495)		(8,902)
Reserve of exchange differences on translation [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			(8,902)		(5,156)
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					(8,902)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		0		0		17
Items that will not be reclassified to profit or loss
Total comprehensive income				0		0
Equity outstanding, end of period		0		0		0
Reserve of gains and losses on remeasuring available-for-sale financial assets [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						0
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(752)		(777)		(760)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		31		5		(6)
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		7		(3)		(37)
Total comprehensive income		38		2		(43)
Cash flow hedges transferred to the balance sheet, net of tax		6		23		26
Equity outstanding, end of period		(708)		(752)		(777)
Reserve of cash flow hedges [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period				(777)		(760)
Items that will not be reclassified to profit or loss
Equity outstanding, end of period						(777)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(160)		(210)		0
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		60		50		(173)
Items that will not be reclassified to profit or loss
Total comprehensive income		60		50		(173)
Equity outstanding, end of period		(100)		(160)		(210)
Reserve of change in value of foreign currency basis spreads [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period				(210)		(37)
Items that will not be reclassified to profit or loss
Equity outstanding, end of period						(210)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(912)	[1]	(987)	[1]	(743)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		91		55		(179)
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		7		(3)		(37)
Total comprehensive income	[1]	98		52		(216)
Cash flow hedges transferred to the balance sheet, net of tax		6	[1]	23	[1]	26
Equity outstanding, end of period	[1]	(808)		(912)		(987)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			(987)		(797)
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					(987)
Retained earnings [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		73,706	[1]	78,748	[1]	75,226
Profit (loss) for the year	[1]	(20,305)		4,026		9,383
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)				0		0
Share of items relating to equity-accounted entities, net of tax		312		82		417
Other		71		(64)		7
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		65		171		1,599
Total comprehensive income	[1]	(19,857)		4,215		11,406
Dividends	[1],[3]	(6,367)		(6,929)		(6,699)
Repurchase of ordinary share capital	[1]	(776)		(1,511)		(355)
Share-based payments, net of tax	[1]	(638)		(809)		(718)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1,341		5		14
Issue of perpetual hybrid bonds		(48)
Tax on issue of perpetual hybrid bonds		3
Transactions involving non-controlling interests, net of tax		(64)	[1]	316		0	[1]
Equity outstanding, end of period	[1]	47,300		73,706		78,748
Retained earnings [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			78,419		75,100
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					78,419
Equity attributable to owners of parent [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		98,412	[1]	99,444	[1]	98,491
Profit (loss) for the year	[1]	(20,305)		4,026		9,383
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(2,224)		2,407		(3,746)
Cash flow hedges and costs of hedging (including reclassifications)		91		55		(179)
Share of items relating to equity-accounted entities, net of tax		312		82		417
Other		71		(64)		7
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		65		171		1,599
Costs of hedges that will subsequently be transferred to the balance sheet		7		(3)		(37)
Total comprehensive income	[1]	(21,983)		6,674		7,444
Dividends	[1],[3]	(6,367)		(6,929)		(6,699)
Cash flow hedges transferred to the balance sheet, net of tax		6	[1]	23	[1]	26
Repurchase of ordinary share capital	[1]	(776)		(1,511)		(355)
Share-based payments, net of tax	[1]	726		719		703
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1,341		5		14
Issue of perpetual hybrid bonds		(48)
Tax on issue of perpetual hybrid bonds		3
Transactions involving non-controlling interests, net of tax		(64)	[1]	316		0	[1]
Equity outstanding, end of period	[1]	71,250		98,412		99,444
Equity attributable to owners of parent [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			99,115		98,311
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					99,115
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Profit (loss) for the year		256
Items that will not be reclassified to profit or loss
Total comprehensive income		256
Issue of perpetual hybrid bonds		11,909
Payments on issue of perpetual hybrid bonds		(89)
Equity outstanding, end of period		12,076
Non-controlling interests, other interest [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		2,296	[1]	2,104	[1]	1,913
Profit (loss) for the year	[1]	(680)		164		195
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		37		9		(41)
Items that will not be reclassified to profit or loss
Total comprehensive income		(643)	[1]	173	[1]	154
Dividends	[1],[3]	(238)		(213)		(170)
Transactions involving non-controlling interests, net of tax	[1]	827		233		207
Equity outstanding, end of period	[1]	$ 2,242		2,296		2,104
Non-controlling interests, other interest [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			2,103		1,913
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					2,103
Adjustment on adoption of IFRS | IFRS 16 Leases [Member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			330
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					330
Adjustment on adoption of IFRS | IFRS 16 Leases [Member] | Retained earnings [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			329
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					329
Adjustment on adoption of IFRS | IFRS 16 Leases [Member] | Equity attributable to owners of parent [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]			329
Items that will not be reclassified to profit or loss
Equity outstanding, end of period	[1]					329
Adjustment on adoption of IFRS | IFRS 16 Leases [Member] | Non-controlling interests, other interest [Member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period				$ 1
Items that will not be reclassified to profit or loss
Equity outstanding, end of period						1
Adjustment on adoption of IFRS | IFRS 9 Financial Instruments | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						180
Adjustment on adoption of IFRS | IFRS 9 Financial Instruments | Reserve of gains and losses on remeasuring available-for-sale financial assets [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						17
Adjustment on adoption of IFRS | IFRS 9 Financial Instruments | Reserve of change in value of foreign currency basis spreads [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						37
Adjustment on adoption of IFRS | IFRS 9 Financial Instruments | Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						54
Adjustment on adoption of IFRS | IFRS 9 Financial Instruments | Retained earnings [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						126
Adjustment on adoption of IFRS | IFRS 9 Financial Instruments | Equity attributable to owners of parent [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						180
Adjustment on adoption of IFRS | IFRS 9 Financial Instruments | Non-controlling interests, other interest [Member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						$ 0
Discontinued operations [member]
Items that will not be reclassified to profit or loss
Proportion of ownership interest in joint operation		49.00%

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.